Derivative financial instruments (Tables)	12 Months Ended
Sep. 30, 2025
Derivative financial instruments
Summary of carrying values of derivative instruments

The carrying values of derivative instruments are set out in the tables below.

					Total derivatives
Consolidated	Trading		Hedging		carrying value
$m	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
2025
Interest rate contracts
Swap agreements	48,585	(51,397)	5,301	(5,334)	53,886	(56,731)
Options	256	(109)	-	-	256	(109)
Total interest rate contracts	48,841	(51,506)	5,301	(5,334)	54,142	(56,840)
FX contracts
Spot and forward contracts	7,141	(6,963)	83	(37)	7,224	(7,000)
Cross currency swap agreements	5,596	(9,460)	1,830	(104)	7,426	(9,564)
Options	134	(126)	-	-	134	(126)
Total FX contracts	12,871	(16,549)	1,913	(141)	14,784	(16,690)
Credit default swaps
Credit protection bought	-	(408)	-	-	-	(408)
Credit protection sold	353	-	-	-	353	-
Total credit default swaps	353	(408)	-	-	353	(408)
Commodity contracts	151	(50)	-	-	151	(50)
Total of gross derivatives	62,216	(68,513)	7,214	(5,475)	69,430	(73,988)
Impact of netting arrangements	(45,845)	48,218	(5,121)	5,140	(50,966)	53,358
Total of net derivatives	16,371	(20,295)	2,093	(335)	18,464	(20,630)

2024
Interest rate contracts
Swap agreements	47,697	(49,742)	5,619	(5,969)	53,316	(55,711)
Options	235	(186)	-	-	235	(186)
Total interest rate contracts	47,932	(49,928)	5,619	(5,969)	53,551	(55,897)
FX contracts
Spot and forward contracts	10,887	(11,643)	20	(171)	10,907	(11,814)
Cross currency swap agreements	9,330	(14,783)	183	(373)	9,513	(15,156)
Options	152	(135)	-	-	152	(135)
Total FX contracts	20,369	(26,561)	203	(544)	20,572	(27,105)
Credit default swaps
Credit protection bought	-	(276)	-	-	-	(276)
Credit protection sold	225	-	-	-	225	-
Total credit default swaps	225	(276)	-	-	225	(276)
Commodity contracts	235	(85)	-	-	235	(85)
Total of gross derivatives	68,761	(76,850)	5,822	(6,513)	74,583	(83,363)
Impact of netting arrangements	(45,045)	46,533	(5,429)	5,856	(50,474)	52,389
Total of net derivatives	23,716	(30,317)	393	(657)	24,109	(30,974)

Note 20.Derivative financial instruments (Continued)

					Total derivatives
Parent Entity	Trading		Hedging		carrying value
$m	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
2025
Interest rate contracts
Swap agreements	48,751	(51,819)	4,960	(4,777)	53,711	(56,596)
Options	256	(109)	-	-	256	(109)
Total interest rate contracts	49,007	(51,928)	4,960	(4,777)	53,967	(56,705)
FX contracts
Spot and forward contracts	7,179	(6,963)	45	(37)	7,224	(7,000)
Cross currency swap agreements	6,589	(9,457)	83	(104)	6,672	(9,561)
Options	133	(126)	-	-	133	(126)
Total FX contracts	13,901	(16,546)	128	(141)	14,029	(16,687)
Credit default swaps
Credit protection bought	-	(408)	-	-	-	(408)
Credit protection sold	353	-	-	-	353	-
Total credit default swaps	353	(408)	-	-	353	(408)
Commodity contracts	151	(50)	-	-	151	(50)
Total of gross derivatives	63,412	(68,932)	5,088	(4,918)	68,500	(73,850)
Impact of netting arrangements	(46,014)	48,645	(4,952)	4,713	(50,966)	53,358
Total of net derivatives	17,398	(20,287)	136	(205)	17,534	(20,492)

2024
Interest rate contracts
Swap agreements	47,973	(50,141)	5,186	(5,495)	53,159	(55,636)
Options	235	(186)	-	-	235	(186)
Total interest rate contracts	48,208	(50,327)	5,186	(5,495)	53,394	(55,822)
FX contracts
Spot and forward contracts	10,887	(11,665)	20	(149)	10,907	(11,814)
Cross currency swap agreements	9,411	(14,917)	52	(135)	9,463	(15,052)
Options	152	(135)	-	-	152	(135)
Total FX contracts	20,450	(26,717)	72	(284)	20,522	(27,001)
Credit default swaps
Credit protection bought	-	(276)	-	-	-	(276)
Credit protection sold	225	-	-	-	225	-
Total credit default swaps	225	(276)	-	-	225	(276)
Commodity contracts	235	(85)	-	-	235	(85)
Total of gross derivatives	69,118	(77,405)	5,258	(5,779)	74,376	(83,184)
Impact of netting arrangements	(45,323)	46,938	(5,151)	5,451	(50,474)	52,389
Total of net derivatives	23,795	(30,467)	107	(328)	23,902	(30,795)

Schedule of carrying values, and maturity analysis of notional amounts of hedging instruments

The following tables show the carrying value of hedging instruments and a maturity analysis of the notional amounts of the hedging instruments in one-to-one hedge relationships categorised by the types of hedge relationships and the hedged risk.

			Notional amounts

Consolidated			Within 1	Over 1 year	Over 5		Carrying value
$m	Hedging instrument	Hedged risk	year	to 5 years	years	Total	Assets	Liabilities
2025
One-to-one hedge relationships
Fair value hedges	Interest rate swap	Interest rate risk	21,314	83,617	67,516	172,447	3,766	(4,398)
	Cross currency swap	Interest rate risk	3,484	15,127	1,079	19,690	(89)	(23)
Cash flow hedges	Cross currency swap	FX risk	3,484	15,127	1,079	19,690	1,919	(81)
	Foreign exchange forwards and swaps	FX risk	3,623	-	-	3,623	2	(37)
Net investment hedges	Forward contracts	FX risk	4,106	-	-	4,106	81	-
Total one-to-one hedge relationships			36,011	113,871	69,674	219,556	5,679	(4,539)
Macro hedge relationships
Portfolio fair value hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	16,776	3	(220)
Macro cash flow hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	607,343	1,532	(716)
Total macro hedge relationships			n/a	n/a	n/a	624,119	1,535	(936)
Total of gross hedging derivatives			n/a	n/a	n/a	843,675	7,214	(5,475)
Impact of netting arrangements			n/a	n/a	n/a	n/a	(5,121)	5,140
Total of net hedging derivatives			n/a	n/a	n/a	n/a	2,093	(335)

2024
One-to-one hedge relationships
Fair value hedges	Interest rate swap	Interest rate risk	21,400	82,571	55,004	158,975	3,611	(4,858)
	Cross currency swap	Interest rate risk	1,098	13,188	981	15,267	(22)	(281)
Cash flow hedges	Cross currency swap	FX risk	1,098	13,188	981	15,267	205	(92)
	Foreign exchange forwards and swaps	FX risk	3,663	-	-	3,663	2	(144)
Net investment hedges	Forward contracts	FX risk	3,631	-	-	3,631	18	(27)
Total one-to-one hedge relationships			30,890	108,947	56,966	196,803	3,814	(5,402)
Macro hedge relationships
Portfolio fair value hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	16,317	35	(204)
Macro cash flow hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	422,943	1,973	(907)
Total macro hedge relationships			n/a	n/a	n/a	439,260	2,008	(1,111)
Total of gross hedging derivatives			n/a	n/a	n/a	636,063	5,822	(6,513)
Impact of netting arrangements			n/a	n/a	n/a	n/a	(5,429)	5,856
Total of net hedging derivatives			n/a	n/a	n/a	n/a	393	(657)

Note 20.Derivative financial instruments (Continued)

			Notional amounts

Parent Entity			Within 1	Over 1 year	Over 5		Carrying value
$m	Hedging instrument	Hedged risk	year	to 5 years	years	Total	Assets	Liabilities
2025
One-to-one hedge relationships
Fair value hedges	Interest rate swap	Interest rate risk	21,226	79,652	65,475	166,353	3,602	(4,270)
	Cross currency swap	Interest rate risk	815	213	723	1,751	(6)	(23)
Cash flow hedges	Cross currency swap	FX risk	815	213	723	1,751	89	(81)
	Foreign exchange forwards and swaps	FX risk	3,623	-	-	3,623	2	(37)
Net investment hedges	Forward contracts	FX risk	3,107	-	-	3,107	43	-
Total one-to-one hedge relationships			29,586	80,078	66,921	176,585	3,730	(4,411)
Macro hedge relationships
Portfolio fair value hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	100	3	-
Macro cash flow hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	579,797	1,355	(507)
Total macro hedge relationships			n/a	n/a	n/a	579,897	1,358	(507)
Total of gross hedging derivatives			n/a	n/a	n/a	756,482	5,088	(4,918)
Impact of netting arrangements			n/a	n/a	n/a	n/a	(4,952)	4,713
Total of net hedging derivatives			n/a	n/a	n/a	n/a	136	(205)

2024
One-to-one hedge relationships
Fair value hedges	Interest rate swap	Interest rate risk	20,962	77,739	54,797	153,498	3,457	(4,789)
	Cross currency swap	Interest rate risk	377	1,002	659	2,038	(23)	(23)
Cash flow hedges	Cross currency swap	FX risk	377	1,002	659	2,038	75	(112)
	Foreign exchange forwards and swaps	FX risk	3,663	-	-	3,663	2	(144)
Net investment hedges	Forward contracts	FX risk	2,636	-	-	2,636	18	(5)
Total one-to-one hedge relationships			28,015	79,743	56,115	163,873	3,529	(5,073)
Macro hedge relationships
Portfolio fair value hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	1,797	32	-
Macro cash flow hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	398,519	1,697	(706)
Total macro hedge relationships			n/a	n/a	n/a	400,316	1,729	(706)
Total of gross hedging derivatives			n/a	n/a	n/a	564,189	5,258	(5,779)
Impact of netting arrangements			n/a	n/a	n/a	n/a	(5,151)	5,451
Total of net hedging derivatives			n/a	n/a	n/a	n/a	107	(328)

Schedule of weighted average FX rate related to significant hedging instruments in one-to-one hedge relationships

The following tables show the weighted average FX rate related to significant hedging instruments in one-to-one hedge relationships.

				Weighted average rate

	Hedging instrument	Hedged risk	Currency pair	2025	2024
Consolidated
Cash flow hedges	Cross currency swap	FX risk	EUR:NZD	0.5846	0.5963
			USD:NZD	0.6071	0.6252
	Foreign exchange swap	FX risk	USD:AUD	0.6658	0.6676
Net investment hedges	Forward contracts	FX risk	NZD:AUD	1.1113	1.0984
			USD:AUD	0.6537	0.6745
Parent Entity
Cash flow hedges	Cross currency swap	FX risk	EUR:AUD	0.6650	0.6650
			JPY:AUD	79.6448	79.6448
			CNH:AUD	4.7418	4.7334
			HKD:AUD	5.5978	5.6124
	Foreign exchange swap	FX risk	USD:AUD	0.6658	0.6676
Net investment hedges	Forward contracts	FX risk	NZD:AUD	1.1185	1.0905
			USD:AUD	0.6537	0.6745

Schedule of impact of hedge accounting on the balance sheet and reserves

The following tables show the carrying amount of hedged items in a fair value hedge relationship and the component of the carrying amount related to accumulated fair value hedge accounting adjustments (FVHA).

	2025		2024
	Carrying amount of		Carrying amount of
$m	hedged item	FVHA	hedged item	FVHA
Consolidated
Interest rate risk
Investment securities[a]	83,382	494	65,585	(165)
Loans	17,234	117	16,638	77
Debt issues and loan capital	(102,521)	3,421	(102,039)	3,749
Parent Entity
Interest rate risk
Investment securities[a]	78,771	284	61,775	(294)
Loans	442	1	2,019	(22)
Debt issues and loan capital	(83,381)	3,341	(87,495)	3,532

a.

The carrying amount of investment securities at fair value through other comprehensive income does not include a fair value hedge adjustment as the hedged asset is measured at fair value. The fair value hedge accounting adjustment results in a transfer from other comprehensive income to the income statement.

Schedule of pre-tax impact of cash flow and net investment hedges on reserves

The pre-tax impact of cash flow and net investment hedges on cash flow hedge reserves is detailed below:

	2025			2024
	Interest	FX		Interest	FX
$m	rate risk	risk	Total	rate risk	risk	Total
Consolidated
Balance as at beginning of year	978	(198)	780	249	(47)	202
Net gains/(losses) from changes in fair value	(364)	131	(233)	878	(377)	501
Transferred to interest income	80	72	152	(149)	226	77
Balance as at end of year	694	5	699	978	(198)	780
Parent Entity
Balance as at beginning of year	852	(136)	716	(288)	(1)	(289)
Net gains/(losses) from changes in fair value	(305)	151	(154)	1,049	(176)	873
Transferred to interest income	129	25	154	91	41	132
Balance as at end of year	676	40	716	852	(136)	716

Schedule of information regarding determination of hedge effectiveness

The following tables provide information regarding the determination of hedge effectiveness:

			Change in fair
			value of	Change in
			hedging	value of the		Hedge
			instrument	hedged item	Hedge	ineffectiveness
			used for	used for	ineffectiveness	recognised
			calculating	calculating	recognised in	in non-
$m	Hedging instrument	Hedged risk	ineffectiveness	ineffectiveness	interest income	interest income
Consolidated
2025
Fair value hedges	Interest rate swap	Interest rate risk	(526)	491	(35)	n/a
	Cross currency swap	Interest rate risk	117	(120)	(3)	n/a
Cash flow hedges	Interest rate swap	Interest rate risk	(249)	268	19	n/a
	Cross currency swap	FX risk	21	(21)	-	n/a
	Foreign exchange forwards and swaps	FX risk	182	(182)	-	n/a
Net investment hedges	Forward contracts	FX risk	95	(95)	n/a	-
Total			(360)	341	(19)	-
2024
Fair value hedges	Interest rate swap	Interest rate risk	1,845	(1,817)	28	n/a
	Cross currency swap	Interest rate risk	761	(765)	(4)	n/a
Cash flow hedges	Interest rate swap	Interest rate risk	698	(714)	(16)	n/a
	Cross currency swap	FX risk	(25)	25	-	n/a
	Foreign exchange forwards and swaps	FX risk	(126)	126	-	n/a
Net investment hedges	Forward contracts	FX risk	28	(28)	n/a	-
Total			3,181	(3,173)	8	-

Parent Entity
2025
Fair value hedges	Interest rate swap	Interest rate risk	(455)	420	(35)	n/a
	Cross currency swap	Interest rate risk	7	(10)	(3)	n/a
Cash flow hedges	Interest rate swap	Interest rate risk	(136)	159	23	n/a
	Cross currency swap	FX risk	(6)	6	-	n/a
	Foreign exchange forwards and swaps	FX risk	182	(182)	-	n/a
Net investment hedges	Forward contracts	FX risk	53	(53)	n/a	-
Total			(355)	340	(15)	-
2024
Fair value hedges	Interest rate swap	Interest rate risk	2,295	(2,274)	21	n/a
	Cross currency swap	Interest rate risk	84	(84)	-	n/a
Cash flow hedges	Interest rate swap	Interest rate risk	1,121	(1,126)	(5)	n/a
	Cross currency swap	FX risk	(9)	9	-	n/a
	Foreign exchange forwards and swaps	FX risk	(126)	126	-	n/a
Net investment hedges	Forward contracts	FX risk	31	(31)	n/a	-
Total			3,396	(3,380)	16	-